Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Document Type	40-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Entity Registrant Name	SUN LIFE FINANCIAL INC
Entity Central Index Key	0001097362
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Common shares
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	587,843,688
Class A Preferred Shares Series 1
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	16,000,000
Class A Preferred Shares Series 2
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	13,000,000
Class A Preferred Shares Series 3
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	10,000,000
Class A Preferred Shares Series 4
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	12,000,000
Class A Preferred Shares Series 5
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	10,000,000
Class A Preferred Shares Series 8R
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	5,192,686
Class A Preferred Shares Series 9QR
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	6,007,314
Class A Preferred Shares Series 10R
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	6,919,928
Class A Preferred Shares Series 11QR
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	1,080,072
Class A Preferred Shares Series 12R
Disclosure of classes of share capital [line items]
Entity Common Stock, Shares Outstanding	12,000,000